Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill Text Block

Goodwill
The carrying amount of goodwill by reporting unit as of December 31, 2011 and 2010 and changes in the carrying amount of goodwill are summarized as follows:

	Americas	Australasia	Continental Africa	Total
	$	$	$	$

Balance at January 1, 2010	18	133	11	162
Translation	-	18	-	18
Balance at December 31, 2010	18	151	11	180
Translation	-	2	-	2
Balance at December 31, 2011	18	153	11	182

Net carrying amount of goodwill as at December 31, 2011 and 2010 is reconciled as follows:

- Gross carrying amount	18	153	310	481
- Accumulated impairment losses	-	-	(299)	(299)
Net carrying amount as at December 31, 2011	18	153	11	182

- Gross carrying amount	18	151	310	479
- Accumulated impairment losses	-	-	(299)	(299)
Net carrying amount as at December 31, 2010	18	151	11	180

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]

Other intangibles, net
	Royalty rate concession agreement (1)	Software and licences	Total
	$	$	$

Gross carrying value at January 1, 2010	30	-	30
Accumulated amortization	(13)	-	(13)
Balance at December 31, 2010	17	-	17

Gross carrying value at January 1, 2011	30	-	30
Additions	-	16	16
Accumulated amortization	(15)	-	(15)
Balance at December 31, 2011	15	16	31

(1) The government of Ghana agreed to a concession on royalty payments at a fixed rate of 3 percent per year for a period of fifteen years from 2004.

The royalty rate concession and software and licences are amortized on a straight line basis with nil residual value. The amortization expense included in the consolidated statements of income were as follows:

	2011	2010	2009
	$	$	$

Royalty rate concession amortization expense	2	2	2
Software and licences amortization expense (2)	-	-	-

(2) No amortization expense was recorded for purchased software and licences in 2011 as these have not been brought into use.

Based on carrying value at December 31, 2011, the estimated aggregate amortization expense for each of the next five years is as follows:

	Royalty rate concession agreement	Software and licences
	$	$

2012	2	-
2013	2	3
2014	2	5
2015	2	5
2016	2	3